Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2020 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.50%)
Since Inception	2.98%	[1]
Fidelity Advisor Freedom Blend 2020 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.19%)
Since Inception	1.85%	[2]
Fidelity Advisor Freedom Blend 2020 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(19.89%)
Since Inception	1.51%	[3]
Fidelity Advisor Freedom Blend 2020 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.57%)
Since Inception	1.21%	[4]
Fidelity Advisor Freedom Blend 2020 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.77%)
Since Inception	(0.18%)	[4]
Fidelity Advisor Freedom Blend 2020 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.28%)
Since Inception	0.72%	[4]
Fidelity Advisor Freedom Blend 2020 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.60%)
Since Inception	2.86%	[5]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%
F0202
Average Annual Return:
Past 1 year	(15.86%)
Since Inception	3.03%

[1]	EFrom August 31, 2018.
[2]	CFrom August 31, 2018.
[3]	BFrom August 31, 2018.
[4]	AFrom August 31, 2018.
[5]	DFrom August 31, 2018.